Segment Information (Tables)	6 Months Ended
Jun. 30, 2013
Segment Information (Tables) [Line Items]
Segment Information
(In thousands)			Non-			Consolidation/
MGE Energy			Regulated	Transmission	All	Elimination	Consolidated
	Electric	Gas	Energy	Investment	Others	Entries	Total
Three Months Ended June 30, 2013
Operating revenues	$96,846	$30,042	$1,400	$0	$0	$0	$128,288
Interdepartmental revenues	129	2,816	10,691	0	0	(13,636)	0
Total operating revenues	96,975	32,858	12,091	0	0	(13,636)	128,288
Depreciation and amortization	(6,314)	(1,435)	(1,781)	0	0	0	(9,530)
Other operating expenses	(78,051)	(29,572)	(26)	0	(248)	13,636	(94,261)
Operating income (loss)	12,610	1,851	10,284	0	(248)	0	24,497
Other (deductions) income, net	485	(185)	0	2,309	102	0	2,711
Interest (expense) income, net	(2,315)	(759)	(1,605)	0	22	0	(4,657)
Income (loss) before taxes	10,780	907	8,679	2,309	(124)	0	22,551
Income tax (provision) benefit	(3,694)	(606)	(3,483)	(927)	50	0	(8,660)
Net income (loss)	$7,086	$301	$5,196	$1,382	$(74)	$0	$13,891

Three Months Ended June 30, 2012
Operating revenues	$96,339	$18,629	$2,253	$0	$0	$0	$117,221
Interdepartmental revenues	119	3,077	8,677	0	0	(11,873)	0
Total operating revenues	96,458	21,706	10,930	0	0	(11,873)	117,221
Depreciation and amortization	(6,546)	(1,389)	(1,777)	0	0	0	(9,712)
Other operating expenses	(72,265)	(21,746)	(37)	0	(253)	11,873	(82,428)
Operating income (loss)	17,647	(1,429)	9,116	0	(253)	0	25,081
Other income, net	96	27	0	2,242	184	0	2,549
Interest (expense) income, net	(2,465)	(695)	(1,639)	0	35	0	(4,764)
Income (loss) before taxes	15,278	(2,097)	7,477	2,242	(34)	0	22,866
Income tax (provision) benefit	(5,642)	933	(3,001)	(900)	14	0	(8,596)
Net income (loss)	$9,636	$(1,164)	$4,476	$1,342	$(20)	$0	$14,270

Six Months Ended June 30, 2013
Operating revenues	$190,340	$102,509	$2,676	$0	$0	$0	$295,525
Interdepartmental revenues	238	7,692	21,264	0	0	(29,194)	0
Total operating revenues	190,578	110,201	23,940	0	0	(29,194)	295,525
Depreciation and amortization	(12,714)	(2,860)	(3,580)	0	0	0	(19,154)
Other operating expenses	(152,976)	(90,009)	(63)	0	(392)	29,194	(214,246)
Operating income (loss)	24,888	17,332	20,297	0	(392)	0	62,125
Other (deductions) income, net	1,060	(23)	0	4,705	278	0	6,020
Interest (expense) income, net	(4,719)	(1,437)	(3,218)	0	42	0	(9,332)
Income (loss) before taxes	21,229	15,872	17,079	4,705	(72)	0	58,813
Income tax (provision) benefit	(7,127)	(6,595)	(6,740)	(1,898)	22	0	(22,338)
Net income (loss)	$14,102	$9,277	$10,339	$2,807	$(50)	$0	$36,475

Six Months Ended June 30, 2012
Operating revenues	$186,275	$75,648	$4,557	$0	$0	$0	$266,480
Interdepartmental revenues	228	6,063	17,353	0	0	(23,644)	0
Total operating revenues	186,503	81,711	21,910	0	0	(23,644)	266,480
Depreciation and amortization	(13,024)	(2,759)	(3,553)	0	0	0	(19,336)
Other operating expenses	(145,053)	(71,487)	(49)	0	(674)	23,644	(193,619)
Operating income (loss)	28,426	7,465	18,308	0	(674)	0	53,525
Other income, net	260	73	0	4,484	302	0	5,119
Interest (expense) income, net	(5,192)	(1,464)	(3,284)	0	72	0	(9,868)
Income (loss) before taxes	23,494	6,074	15,024	4,484	(300)	0	48,776
Income tax (provision) benefit	(8,427)	(2,305)	(6,030)	(1,810)	114	0	(18,458)
Net income (loss)	$15,067	$3,769	$8,994	$2,674	$(186)	$0	$30,318

(In thousands)			Non-		Consolidation/
MGE			Regulated	Transmission	Elimination	Consolidated
	Electric	Gas	Energy	Investment	Entries	Total
Three Months Ended June 30, 2013
Operating revenues	$96,846	$30,042	$1,400	$0	$0	$128,288
Interdepartmental revenues	129	2,816	10,691	0	(13,636)	0
Total operating revenues	96,975	32,858	12,091	0	(13,636)	128,288
Depreciation and amortization	(6,314)	(1,435)	(1,781)	0	0	(9,530)
Other operating expenses*	(81,579)	(30,130)	(3,509)	0	13,636	(101,582)
Operating income*	9,082	1,293	6,801	0	0	17,176
Other (deductions) income, net*	319	(233)	0	1,382	0	1,468
Interest expense, net	(2,315)	(759)	(1,605)	0	0	(4,679)
Net income	7,086	301	5,196	1,382	0	13,965
Less: Net income attributable to
noncontrolling interest, net of tax	0	0	0	0	(6,860)	(6,860)
Net income attributable to MGE	$7,086	$301	$5,196	$1,382	$(6,860)	$7,105

Three Months Ended June 30, 2012
Operating revenues	$96,339	$18,629	$2,253	$0	$0	$117,221
Interdepartmental revenues	119	3,077	8,677	0	(11,873)	0
Total operating revenues	96,458	21,706	10,930	0	(11,873)	117,221
Depreciation and amortization	(6,546)	(1,389)	(1,777)	0	0	(9,712)
Other operating expenses*	(77,849)	(20,797)	(3,038)	0	11,873	(89,811)
Operating income (loss)*	12,063	(480)	6,115	0	0	17,698
Other income, net*	38	11	0	1,342	0	1,391
Interest expense, net	(2,465)	(695)	(1,639)	0	0	(4,799)
Net income (loss)	9,636	(1,164)	4,476	1,342	0	14,290
Less: Net income attributable to
noncontrolling interest, net of tax	0	0	0	0	(6,080)	(6,080)
Net income (loss) attributable to MGE	$9,636	$(1,164)	$4,476	$1,342	$(6,080)	$8,210

Six Months Ended June 30, 2013
Operating revenues	$190,340	$102,509	$2,676	$0	$0	$295,525
Interdepartmental revenues	238	7,692	21,264	0	(29,194)	0
Total operating revenues	190,578	110,201	23,940	0	(29,194)	295,525
Depreciation and amortization	(12,714)	(2,860)	(3,580)	0	0	(19,154)
Other operating expenses*	(160,085)	(96,598)	(6,803)	0	29,194	(234,292)
Operating income*	17,779	10,743	13,557	0	0	42,079
Other (deductions) income, net*	1,042	(29)	0	2,807	0	3,820
Interest expense, net	(4,719)	(1,437)	(3,218)	0	0	(9,374)
Net income	14,102	9,277	10,339	2,807	0	36,525
Less: Net income attributable to
noncontrolling interest, net of tax	0	0	0	0	(13,686)	(13,686)
Net income attributable to MGE	$14,102	$9,277	$10,339	$2,807	$(13,686)	$22,839

Six Months Ended June 30, 2012
Operating revenues	$186,275	$75,648	$4,557	$0	$0	$266,480
Interdepartmental revenues	228	6,063	17,353	0	(23,644)	0
Total operating revenues	186,503	81,711	21,910	0	(23,644)	266,480
Depreciation and amortization	(13,024)	(2,759)	(3,553)	0	0	(19,336)
Other operating expenses*	(153,357)	(73,758)	(6,079)	0	23,644	(209,550)
Operating income*	20,122	5,194	12,278	0	0	37,594
Other income, net*	137	39	0	2,674	0	2,850
Interest expense, net	(5,192)	(1,464)	(3,284)	0	0	(9,940)
Net income	15,067	3,769	8,994	2,674	0	30,504
Less: Net income attributable to
noncontrolling interest, net of tax	0	0	0	0	(12,152)	(12,152)
Net income attributable to MGE	$15,067	$3,769	$8,994	$2,674	$(12,152)	$18,352

*Amounts are shown net of the related tax expense, consistent with the presentation on the consolidated MGE Income Statement.

The following table shows segment information for MGE Energy's and MGE's assets and capital expenditures:

	Utility			Consolidated
(In thousands)			Assets				Consolidation/
MGE Energy			not	Nonregulated	Transmission	All	Elimination
	Electric	Gas	Allocated	Energy	Investment	Others	Entries	Total
Assets:
June 30, 2013	$929,269	$265,870	$13,721	$317,538	$62,837	$412,833	$(411,759)	$1,590,309
December 31, 2012	888,444	285,468	18,559	323,216	61,064	413,291	(403,118)	1,586,924
Capital Expenditures:
Six Months Ended June 30, 2013	$55,074	$5,908	$0	$2,155	$0	$0	$0	$63,137
Year ended Dec. 31, 2012	81,965	13,812	0	2,658	0	0	0	98,435

	Utility			Consolidated
(In thousands)			Assets
MGE			not	Nonregulated	Transmission	Elimination
	Electric	Gas	Allocated	Energy	Investment	Entries	Total
Assets:
June 30, 2013	$929,269	$265,870	$13,721	$317,488	$62,837	$(29,744)	$1,559,441
December 31, 2012	888,444	285,468	18,559	323,166	61,064	(23,050)	1,553,651
Capital Expenditures:
Six Months Ended June 30, 2013	$55,074	$5,908	$0	$2,155	$0	$0	$63,137
Year ended Dec. 31, 2012	81,965	13,812	0	2,658	0	0	98,435